Income Taxes (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Income Taxes
Income tax (expense) benefit	$ 37,000	$ 0	$ 17,950	$ 20,965
Effective tax rate	(0.40%)	0.00%	(0.10%)	(0.20%)
U.S. federal statutory tax rate	21.00%	21.00%	21.00%	21.00%